John Hancock Variable Insurance Trust

601 Congress Street, Boston, Massachusetts 02210

John Hancock Variable Insurance Trust ("JHVIT" or the "Trust") is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts ("variable contracts"). JHVIT provides a range of investment objectives through 75 separate investment portfolios or funds (each a "fund," collectively the "funds"). The following funds are described in this Prospectus:

		Ticker			Ticker
Fund Name	Series I	Series II	Series NAV	Fund Name	Series II	Series NAV
Core Strategy Trust	—	—	—	Lifestyle Moderate MVP	—	—
Lifestyle Balanced MVP	—	—	—	Total Bond Market Trust B	—	—
Lifestyle Conservative MVP	—	—	—	Ultra Short Term Bond Trust	—	—
Lifestyle Growth MVP	—	—	—

Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the advisor or any subadvisors to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated May 1, 2016

John Hancock Variable Insurance Trust

Core Strategy Trust

Investment objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.04	0.04	0.04
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.02	0.02	0.02
Acquired fund fees and expenses [1]	0.55	0.55	0.55
Total annual fund operating expenses [2]	0.66	0.86	0.61

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	67	88	62
3 years	211	274	195
5 years	368	477	340
10 years	822	1,061	762

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange-traded funds ("ETFs")) ("Underlying Funds") as well as other types of investments, see "Other Permitted Investments by the Funds of Funds." The fund invests approximately 70% of its total assets in equity securities and Underlying Funds that invest primarily in equity securities ("Equity Investments") and approximately 30% of its total assets in fixed-income securities and Underlying Funds that invest primarily in fixed-income securities ("Fixed-Income Investments").

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed-Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed-Income Investments, the fund may have an equity/fixed-income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not

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permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund's investment objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund's Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the fund's assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic transactions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund is subject to risks related to: (i) the underlying funds' performance, expenses, and ability to meet their investment objectives; (ii) properly rebalancing assets among underlying funds and different asset classes; (iii) layering of fees of the underlying funds; and (iv) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to underlying funds advised by the subadvisor and/or other affiliated subadvisors.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: foreign currency forward contracts, futures contracts, options, credit default swaps, and interest-rate swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk.  The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in

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rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: foreign currency forward contracts, futures contracts, options, credit default swaps, and interest-rate swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector risk. When a fund focuses on one or more industries or sectors of the economy, its performance may be largely driven by industry or sector performance and could fluctuate more widely than if the fund were invested more evenly across industries or sectors.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

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Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II (%)

Best quarter: Q2 '09, 13.17%

Worst quarter: Q4 '08, –14.86%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	–0.11	7.33	5.35	04/28/2008
Series II	–0.37	7.12	5.20	02/10/2006
Series NAV	–0.06	7.37	5.39	04/28/2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	12.57	7.21	02/10/2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.25	4.59	02/10/2006
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	1.34	9.87	6.69	02/10/2006
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	0.55	7.95	5.90	02/10/2006

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

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Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager; John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 36 of the Prospectus.

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Lifestyle Balanced MVP

Investment objective

To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series II	Series NAV
Management fee	0.05	0.05
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses	0.02	0.02
Acquired fund fees and expenses [1]	0.66	0.66
Total annual fund operating expenses [2]	0.98	0.73
Contractual expense reimbursement [3]	–0.02	–0.02
Total annual fund operating expenses after expense reimbursements	0.96	0.71

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series II	Series NAV
1 year	98	73
3 years	310	231
5 years	540	404
10 years	1,200	905

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Balanced MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's

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exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 55% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 8.25% to 10.25% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund is subject to risks related to: (i) the underlying funds' performance, expenses, and ability to meet their investment objectives; (ii) properly rebalancing assets among underlying funds and different asset classes; (iii) layering of fees of the underlying funds; and (iv) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to underlying funds advised by the subadvisor and/or other affiliated subadvisors.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some

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degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Leverage. Certain of the risk management techniques that would be used in the strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

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Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector risk. When a fund focuses on one or more industries or sectors of the economy, its performance may be largely driven by industry or sector performance and could fluctuate more widely than if the fund were invested more evenly across industries or sectors.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable

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insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 50% of the S&P 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II (%)

Best quarter: Q2 '09, 15.73%

Worst quarter: Q4 '08, –17.76%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series II	–2.39	5.09	4.33	01/28/2002
Series NAV	–2.20	5.34	4.59	04/29/2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	12.57	7.31	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.25	4.51	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	1.21	8.02	6.22	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	0.64	6.68	5.74	01/08/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 36 of the Prospectus.

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Lifestyle Conservative MVP

Investment objective

To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series II	Series NAV
Management fee	0.05	0.05
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses	0.02	0.02
Acquired fund fees and expenses [1]	0.62	0.62
Total annual fund operating expenses [2]	0.94	0.69
Contractual expense reimbursement [3]	–0.02	–0.02
Total annual fund operating expenses after expense reimbursements	0.92	0.67

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series II	Series NAV
1 year	94	68
3 years	298	219
5 years	518	382
10 years	1,153	857

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Conservative MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's

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exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 22% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 5.5% to 6.5% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and/or cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund is subject to risks related to: (i) the underlying funds' performance, expenses, and ability to meet their investment objectives; (ii) properly rebalancing assets among underlying funds and different asset classes; (iii) layering of fees of the underlying funds; and (iv) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to underlying funds advised by the subadvisor and/or other affiliated subadvisors.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some

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degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Leverage. Certain of the risk management techniques that would be used in the strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

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Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector risk. When a fund focuses on one or more industries or sectors of the economy, its performance may be largely driven by industry or sector performance and could fluctuate more widely than if the fund were invested more evenly across industries or sectors.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable

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insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 20% of its assets in underlying funds that invest primarily in equity securities and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 20% of the S&P 500 Index and 80% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 14% of the Russell 3000 Index, 6% of the MSCI EAFE Index, and 80% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II (%)

Best quarter: Q2 '09, 10.60%

Worst quarter: Q4 '08, –8.32%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series II	–0.15	4.10	4.48	01/28/2002
Series NAV	0.18	4.36	4.74	04/29/2005
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.25	4.51	01/08/1997
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	12.57	7.31	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	0.87	5.18	5.27	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	0.64	4.66	5.08	01/08/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 36 of the Prospectus.

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Lifestyle Growth MVP

Investment objective

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series II	Series NAV
Management fee	0.05	0.05
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses	0.02	0.02
Acquired fund fees and expenses [1]	0.68	0.68
Total annual fund operating expenses [2]	1.00	0.75
Contractual expense reimbursement [3]	–0.02	–0.02
Total annual fund operating expenses after expense reimbursements	0.98	0.73

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series II	Series NAV
1 year	100	75
3 years	316	238
5 years	551	415
10 years	1,223	928

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Growth MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's

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exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 77% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 11% to 13% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund is subject to risks related to: (i) the underlying funds' performance, expenses, and ability to meet their investment objectives; (ii) properly rebalancing assets among underlying funds and different asset classes; (iii) layering of fees of the underlying funds; and (iv) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to underlying funds advised by the subadvisor and/or other affiliated subadvisors.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some

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degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Leverage. Certain of the risk management techniques that would be used in the strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

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Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector risk. When a fund focuses on one or more industries or sectors of the economy, its performance may be largely driven by industry or sector performance and could fluctuate more widely than if the fund were invested more evenly across industries or sectors.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable

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insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II (%)

Best quarter: Q2 '09, 17.74%

Worst quarter: Q4 '08, –20.77%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series II	–4.81	5.23	4.06	01/28/2002
Series NAV	–4.55	5.50	4.33	04/29/2005
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	12.57	7.31	01/08/1997
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.25	4.51	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	1.34	9.87	6.73	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	0.55	7.95	6.03	01/08/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 36 of the Prospectus.

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Lifestyle Moderate MVP

Investment objective

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series II	Series NAV
Management fee	0.05	0.05
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses	0.02	0.02
Acquired fund fees and expenses [1]	0.65	0.65
Total annual fund operating expenses [2]	0.97	0.72
Contractual expense reimbursement [3]	–0.02	–0.02
Total annual fund operating expenses after expense reimbursements	0.95	0.70

1 "Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.

2 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

3 The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.00% of the averaged annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2017 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series II	Series NAV
1 year	97	72
3 years	307	228
5 years	534	399
10 years	1,188	893

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

The Lifestyle Moderate MVP (MVP refers to managed volatility portfolio), except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities ("Equity Funds") and underlying funds that invest primarily in fixed-income securities ("Fixed-Income Funds"). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund's economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund's economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate and during extreme market volatility, the fund's economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund's

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exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 44% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund's investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 7% to 9% (as measured by annualized standard deviation of the fund's returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Volatility is a measure of the magnitude of up and down fluctuations in the fund's NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund's returns vary from the fund's average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund's net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund's exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see "Hedging And Other Strategic Transactions" risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund's risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund's derivative positions could exceed 100% of the fund's assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund's underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below investment grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund's assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under "Hedging And Other Strategic Transactions" risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

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Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund of funds include:

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Exchange-traded notes risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Fund of funds risk. The fund is subject to risks related to: (i) the underlying funds' performance, expenses, and ability to meet their investment objectives; (ii) properly rebalancing assets among underlying funds and different asset classes; (iii) layering of fees of the underlying funds; and (iv) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to underlying funds advised by the subadvisor and/or other affiliated subadvisors.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some

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degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Leverage. Certain of the risk management techniques that would be used in the strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund's total risk exposure during periods of high market volatility and reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract's price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers' ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

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Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector risk. When a fund focuses on one or more industries or sectors of the economy, its performance may be largely driven by industry or sector performance and could fluctuate more widely than if the fund were invested more evenly across industries or sectors.

Initial public offerings risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Short sales risk. In a short sale, a fund pays interest on the borrowed security. The fund will lose money if the security price increases between the short sale and the replacement date.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

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On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund's prior investment objective and principal investment strategies, the fund normally invested approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index 1 represents 40% of the S&P 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II (%)

Best quarter: Q2 '09, 13.91%

Worst quarter: Q4 '08, –13.29%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series II	–1.12	5.14	4.65	01/28/2002
Series NAV	–0.86	5.40	4.92	04/29/2005
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.25	4.51	01/08/1997
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	12.57	7.31	01/08/1997
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	1.12	7.08	5.92	01/08/1997
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	0.66	6.02	5.55	01/08/1997

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Portfolio management

Robert Boyda Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2010	Marcelle Daher, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013	Jeffrey N. Given Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014
Luning "Gary" Li Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2014	Nathan Thooft, CFA Managing Director of Asset Allocation, Portfolio Solutions Group (PSG), John Hancock Asset Management a division of Manulife Asset Management (US) LLC Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 36 of the Prospectus.

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Total Bond Market Trust B

Investment objective

To seek to track the performance of the Barclays U.S. Aggregate Bond Index (the "Barclays Index") (which represents the U.S. investment grade bond market).

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series II	Series NAV
Management fee	0.47	0.47
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses	0.04	0.04
Total annual fund operating expenses	0.76	0.51
Contractual expense reimbursement [1]	–0.26	–0.26
Total annual fund operating expenses after expense reimbursements	0.50	0.25

1 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.25% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on April 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series II	Series NAV
1 year	51	26
3 years	217	137
5 years	397	259
10 years	918	615

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

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The subadvisor employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of U.S. dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

■

U.S. Treasury and agency securities;

■

Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

■

Corporate bonds, both U.S. and foreign (if U.S. dollar-denominated); and

■

Foreign government and agency securities (if U.S. dollar-denominated).

The subadvisor selects securities to match, as closely as practicable, the Barclays Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadvisor will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks — Hedging, derivatives and other strategic transactions risk" such as futures contracts, interest-rate swaps and options.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: futures contracts, options, and interest-rate swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

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Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV (%)

Best quarter: Q4 '08, 4.46%

Worst quarter: Q2 '13, –2.61%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series II	0.05	2.90	4.41	11/05/2012
Series NAV	0.30	3.05	4.49	05/01/1998
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.25	4.51	05/01/1998

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor Declaration Management & Research LLC

Portfolio management

Peter Farley, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2005

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 36 of the Prospectus.

32

Ultra Short Term Bond Trust

Investment objective

The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series II	Series NAV
Management fee	0.55	0.55
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses	0.06	0.06
Total annual fund operating expenses	0.86	0.61

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment medium and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series II	Series NAV
1 year	88	62
3 years	274	195
5 years	477	340
10 years	1,061	762

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. Bank loans may be illiquid. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor's Ratings Services ("S&P"), Fitch Ratings ("Fitch") or Moody's Investors Service ("Moody's"), or are unrated securities determined by the subadvisor to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch, Baa by Moody's, or unrated securities determined by the subadvisor to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities, including up to 5% of its net assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund's dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund's net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under "Additional Information about the Funds' Principal Risks – Hedging, derivatives and other strategic transactions risk."

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

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Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize, along with specific additional associated risks, if any, include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Actively trading securities can increase transaction costs (thus lowering performance).

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

34

Calendar year total returns for Series II (%)

Best quarter: Q1 '12, 0.33%

Worst quarter: Q2 '13, –0.41%

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series II	–0.15	–0.09	–0.12	07/29/2010
Series NAV	0.01	0.15	0.12	07/29/2010
Bank of America Merrill Lynch 6 Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.22	0.19	0.21	07/29/2010

Investment management

Investment Advisor John Hancock Investment Management Services, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Howard C. Greene Senior Managing Director and Senior Portfolio Manager Managed fund since 2010	Jeffrey N. Given Senior Managing Director and Senior Portfolio Manager Managed fund since 2010

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to "Additional Information about the funds" at page 36 of the Prospectus.

35

Additional information about the funds

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least the sum of 90% of its net investment company taxable income and 90% of its net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the Statement of Additional Information (SAI) under the heading "Additional Information Concerning Taxes."

Compensation of financial intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary's Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

Other permitted investments by the funds of funds

A fund of funds may directly:

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Purchase U.S. government securities and short-term paper.

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Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

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Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the advisor is not the same as, or affiliated with, the advisor to the fund, including ETFs.

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Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

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Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

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Purchase securities of registered closed-end investment companies.

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Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

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Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the advisor's Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

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Invest in "qualified" publicly traded partnerships and other publicly traded partnerships that at the time of investment the advisor believes will generate only good income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded

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partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the advisor's Complex Securities Committee).

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A fund of funds may directly invest in exchange traded notes (ETNs).

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and Other Strategic Transactions Risk" in the Statement of Additional Information (SAI).

+The Funds of Funds are:

Core Strategy Trust

Each Lifestyle MVP

(Collectively the "Funds of Funds")

Additional information about the funds of funds' principal risks

The principal risks of investing in each fund of funds are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHVIT's Statement of Additional Information (the "SAI") dated the same date as this prospectus contains further details about these risks as well as information about additional risks.

Affiliated insurance companies

The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund's investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Cash collateral risk

To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor's flexibility in managing the fund.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see "Hedging, derivatives, and other strategic transactions risk"), or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

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In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Cybersecurity risk

Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; Standard & Poor's Ratings Services' downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China's economic slowdown. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could cause high volatility in the equity and fixed-income markets. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or "blue chip" equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

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Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. An ETF has its own fees and expenses, which are borne indirectly by a fund.

Exchange-traded notes (ETNs) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity; level of supply and demand for the ETN; volatility and lack of liquidity in underlying commodities or securities markets; changes in the applicable interest rates; changes in the issuer's credit rating; and economic, legal, political, or geographic events that affect the referenced commodity or security. The fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to the principal amount (subject to the day's index factor). ETNs are also subject to counterparty credit risk and fixed-income risk.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy may affect the level of interest rates.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. An issuer's credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Fund of funds risk

The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives.

Affiliated subadvised fund conflicts of interest risk

The subadvisor may allocate the fund's assets without limit to underlying funds managed by the subadvisor and/or other affiliated subadvisors (affiliated subadvised funds). Accordingly, rebalancings of the assets of the fund present a conflict of interest because there is an incentive for the subadvisor to allocate assets to the subadvisor and other affiliated subadvised funds rather than underlying funds managed by unaffiliated subadvisors. In this regard, the subadvisor and other affiliated subadvisors of affiliated subadvised funds benefit from the subadvisor's allocations of fund assets to such funds through the additional subadvisory fees they earn on such allocated fund assets. The subadvisor has a duty to allocate assets only to underlying funds it has determined are in the best interests of shareholders, and make allocations to affiliated subadvised funds on this basis without regard to any such economic incentive. As part of its oversight of the funds and the subadvisors, the advisor will monitor to ensure that allocations are conducted in accordance with these principles.

Multi-manager risk; limited universe of subadvisors and underlying funds

The fund's ability to achieve its investment objective depends upon the subadvisor's skill in determining the fund's strategic allocation to investment strategies and in selecting the best mix of underlying funds. The allocation of investments among the different subadvisors managing underlying funds with different styles and asset classes, such as equity, debt, U.S., or foreign securities, may have a more significant effect on the performance of a fund of funds when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Investment decisions made by the subadvisor may cause a fund of funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. Moreover, at times, the subadvisor may invest fund assets in underlying funds managed by a limited number of subadvisors. In such circumstances, the fund's performance could be substantially dependent on the performance of these subadvisors. Similarly, the subadvisor's allocation of a fund of fund's assets to a limited number of underlying funds may adversely affect the performance of the fund of funds, and, in such circumstances, it will be more sensitive to the performance and risks associated with those funds and any investments in which such underlying funds focus.

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Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulation proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund's ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund's ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them.

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Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hedging risk

There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund's investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Leverage

Certain of the risk management techniques that would be used in the new strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk

The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Quantitative models may not produce the desired results

In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses

The purpose of the risk management strategies is to attempt to limit the fund's exposure to more volatile asset classes during periods of high volatility and attempt to reduce the fund's losses during market declines; however, there is no assurance that these strategies will be successful, and these risk management strategies could limit the upside participation of the fund in rising markets or even result in losses in rising markets. The application of risk management techniques can be complex, and misjudgments in implementation may result in under or over allocations to equity, fixed income and/or cash and cash equivalent exposure.

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Short positions

In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. The need to maintain cash or other liquid assets in segregated accounts could limit the fund's ability to pursue other opportunities as they arise.

Swaps

Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Use of index futures

While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund's assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Additional information about the funds' principal risks

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds' Statement of Additional Information dated the same date as this prospectus (the "SAI") contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of "systematically important" financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund's ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund's portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company's common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see "Hedging, derivatives, and other strategic transactions risk"), or a borrower of a fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to

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varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; the ability to borrow from the U.S. Treasury; only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Services, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: Their issuers' continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Cybersecurity risk

Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through "hacking" activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems ("denial of services"), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund's investments to lose value.

Economic and market events risk

Events in the financials sector historically have resulted, and may result from time to time, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; financial distress in the U.S. auto industry; credit and liquidity issues involving certain money market mutual funds; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; Standard & Poor's Ratings Services' downgrade of U.S. long-term sovereign debt; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China's economic slowdown. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected, and it is uncertain when these conditions will recur. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

In addition to financial market volatility, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could cause high volatility in the equity and fixed-income markets. This reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented

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event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund's investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world's securities markets likely will be significantly disrupted. Political and military events, including the military crises in Ukraine and the Middle East, and nationalist unrest in Europe, also may cause market disruptions.

In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country's economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or "blue chip" equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisor to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. The fund's strategy of investing in value stocks also carries the risk that in certain markets, value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadvisor believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange-traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. An ETF has its own fees and expenses, which are borne indirectly by a fund.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy may affect the level of interest rates.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. An issuer's credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Ratings Services and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

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Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers.

Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging-market risk. Funds that invest a significant portion of their assets in the securities of issuers based in countries with emerging-market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different from that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager's ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund's securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

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The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulation proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict the fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the fund itself is regulated. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the fund's ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund's ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses and the size and timing of its cash flows, may result in the fund's performance

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being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector. From time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole.

Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance Companies. Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Materials. Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals. The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in

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strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology companies. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under "Small and mid-size company risk."

Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance will likely decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares are frequently volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Liquidity risk

The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to "make markets," i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Loan participations risk

A fund's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy, or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Transactions in loan investments may take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet shareholder redemptions in a timely manner. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower's nonpayment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange-listed securities. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadvisor's credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

It is unclear whether U.S. federal securities laws afford protections against fraud and misrepresentation, as well as market manipulation, to investments in loans and other forms of direct indebtedness under certain circumstances. In the absence of definitive regulatory guidance, a fund relies on the manager's research in an attempt to avoid situations where fraud, misrepresentation, or market manipulation could adversely affect the fund.

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A fund also may be in possession of material non-public information about a borrower as a result of owning a floating-rate instrument issued by such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a fund might be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so.

Lower-rated and high yield fixed-income securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody's Investors Service, Inc. and BB and below by Standard & Poor's Ratings Services) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on manager's own credit analysis. While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager's evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under "Foreign securities risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates, and unemployment, as well as exchange-rate fluctuations which adversely affect trade and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies, or its instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a pass through of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic, and social factors, and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared with debt

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obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass through types of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not diversified within the meaning of the Investment Company Act of 1940, as amended (1940 Act). This means they are allowed to invest a large portion of assets in any one issuer or a small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund's investment strategies or techniques may be more pronounced than for funds that are diversified.

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. The need to maintain cash or other liquid assets in segregated accounts could limit the fund's ability to pursue other opportunities as they arise.

Small and mid-sized company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may not only present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund's investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company's security simply because, subsequent to its purchase, the company's market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Additional information about the funds' investment policies (including each fund of funds)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

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Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short-to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund's total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed-upon time and at an agreed-upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See "Credit and counterparty risk" for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

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When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a "when-issued," delayed-delivery or "forward commitment" basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

Management

Trustees

JHVIT is managed under the direction of its Trustees. The Board of Trustees oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the "Advisor") is the investment advisor to JHVIT and is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Advisor is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and principally as "John Hancock" in the United States.

JHVIT fund shares are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts and group annuity contract offered to 401(k) plans ("variable contracts"). Two of these insurance companies, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, are affiliates of the Advisor (the "Affiliated Insurance Companies"). The Affiliated Insurance Companies perform administrative services for the JHVIT funds in connection with the variable contracts for which they serve as the underlying investment medium. To compensate the Affiliated Insurance Companies for providing these services, the Advisor, not the JHVIT funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the JHVIT funds attributable to variable contracts issued by the Affiliated Insurance Company.  The Advisor may also pay insurance companies not affiliated with the Advisor an administrative fee for performing similar administrative services for the JHVIT funds.

Subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of each fund. The Advisor selects, contracts with and compensates one or more subadvisors to manage on a day-to-day basis all or a portion of each fund's portfolio assets subject to oversight by the Advisor. The Advisor is responsible for overseeing and implementing each fund's investment program and provides a variety of advisory oversight and investment research services. The Advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The Advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) reviews the performance of the subadvisor; and (iii) reports periodically on such performance to the Board of Trustees. The Advisor employs a team of investment professionals who provide these research and monitoring services.

Subject to Board approval, the Advisor may elect to manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Advisor receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Advisor. The subadvisors are compensated by the Advisor and not by the funds.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the Advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. Each fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Advisor to appoint a subadvisor that is an affiliate of the Advisor or JHVIT (other than by reason of serving as a subadvisor to a fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

A discussion regarding the basis for the Board's approval of the advisory and subadvisory agreements for the funds is available in the funds' semi-annual and annual reports to shareholders for the periods ended June 30, 2015 and December 31, 2015, respectively.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. A fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The Advisor has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and other John Hancock Funds. The Reimbursement equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the participating funds that exceeds $125 billion but is less than or equal to $150 billion, 0.0150% of that portion of the aggregate net assets of all the participating funds that exceeds $150 billion but is less than or equal to $175 billion, 0.0175% ofthat portion ofthe aggregate net assets of all the participating funds that exceeds $175 billion but is less than or equal to $200 billion, 0.02% of that portion of the aggregate net assets of all the

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participating funds that exceeds $200 billion but is less than or equal to $225 billion, and 0.0225% of that portion of the aggregate net assets of all the participating funds that exceeds $225 billion. The amount of the Reimbursement is calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Advisor with the approval of the Trust's Board of Trustees (the Board).

Subadvisors and Portfolio Managers

Set forth below, in alphabetical order by subadvisor, is additional information about the subadvisors and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Fund of Funds

The subadvisor will benefit from increased subadvisory fees when assets are allocated to affiliated subadvised funds that it manages. In addition, MFC, as the parent company of each subadvisor and all affiliated investment advisors, will benefit through increased revenue generated from the fees on assets managed by the affiliated subadvisors. Accordingly, there is a conflict of interest in that there is an incentive for each subadvisor to allocate fund assets to funds subadvised by the subadvisor and other affiliated subadvised funds. However, the subadvisor has a duty to allocate assets to an affiliated subadvised fund only when the subadvisor believes it is in the best interests of fund shareholders, without regard to such economic incentive. As part of its oversight of the funds and the subadvisors, the advisor will monitor to ensure that allocations are conducted in accordance with these principles. This conflict of interest is also considered by the Independent Trustees when approving or replacing affiliated subadvisors.

Declaration Management & Research LLC ("Declaration")

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102- 4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Funds	Portfolio Managers
Lifestyle Balanced MVP	N/A
Lifestyle Conservative MVP	N/A
Lifestyle Growth MVP	N/A
Lifestyle Moderate MVP	N/A
Total Bond Market Trust B	Peter Farley, CFA

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Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Managing Director and Senior Portfolio Manager. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration's Investment Committee.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)") is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadvisor as well as other portfolios advised by the Advisor. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Manulife Asset Management Limited and Manulife Asset Management (Hong Kong) Limited ("MAMHK"), collectively known as Manulife Financial. The address of Manulife Asset Management (North America) Limited is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Funds	Portfolio Managers
Core Strategy Trust	N/A
Lifestyle Balanced MVP	N/A
Lifestyle Conservative MVP	N/A
Lifestyle Growth MVP	N/A
Lifestyle Moderate MVP	N/A

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John Hancock Asset Management a division of Manulife Asset Management (US) LLC

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, a Delaware limited liability company located at 197 Clarendon Street, Boston, Massachusetts 02116 was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") and an affiliate of the Advisor. JHFS is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Funds	Portfolio Managers
Core Strategy Trust	Robert Boyda Marcelle Daher, CFA Nathan Thooft, CFA
Lifestyle Balanced MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Nathan Thooft, CFA
Lifestyle Conservative MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Nathan Thooft, CFA
Lifestyle Growth MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Nathan Thooft, CFA
Lifestyle Moderate MVP	Robert Boyda Marcelle Daher, CFA Jeffrey N. Given Luning "Gary" Li Nathan Thooft, CFA
Ultra Short Term Bond Trust	Howard C. Greene Jeffrey N. Given

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Robert Boyda. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management in 2009.

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Marcelle Daher, CFA. Managing Director, previously Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.

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Jeffrey N. Given. Senior Managing Director and Senior Portfolio Manager; joined John Hancock Asset Management in 1993.

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Howard C. Greene. Senior Managing Director and Senior Portfolio Manager; joined John Hancock Asset Management in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

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Luning "Gary" Li. Managing Director and Senior Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC; joined John Hancock Asset Management in 2013; Manager of Derivatives Risk Management at MetLife (2012-2013); Director of Risk Management and Asset Allocation at the South Carolina Retirement System Investment Commission (2011-2012); Director of Derivatives and Alternative Strategies at Evergreen Investments (2006-2011).

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Nathan Thooft, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); previously Vice President and Director of Investments for Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.

Share classes and Rule 12b-1 plans

Share classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. "Class expenses," however, are allocated to each class. "Class expenses" include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Advisor to be properly allocable to a particular class. The Advisor will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Advisor may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

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All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to JHVIT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor").

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,
(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
(iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHVIT's investment advisor and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares
an annual rate of up to 0.15%* of the net assets of the Series I shares

Series II shares
an annual rate of up to 0.35%* of the net assets of the Series II shares

Rule 12b-1 fees are paid out of a fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

General information

Purchase and redemption of shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

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trading on the New York Stock Exchange ("NYSE") is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

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an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

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the SEC by order so permits for the protection of security holders of JHVIT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds ("Underlying Funds") and to certain qualified retirement plans ("qualified plans").

Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the "Board" or "Trustees") will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Valuation of shares

The net asset value (NAV) for each class of shares of the funds is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the funds' NAV is not

55

calculated. Consequently, each fund's portfolio securities may trade and the NAV of the fund's shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of each fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the funds' Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Debt obligations are valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Exchange traded options are valued at the mean of the most recent bid and ask prices.

Futures contracts are valued at settlement prices. If settlement prices are not available, futures contracts may be valued using last traded prices. Shares of other open-end investment companies that are not ETFs (underlying funds) are valued based on the NAVs of such underlying funds. If market quotations or official closing prices are not readily available or are otherwise deemed unreliable because of market- or issuer specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the funds' Pricing Committee, and the actual calculation of a security's fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund's NAV reflects the fair market value of the fund's portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long- term shareholders. However, a security's valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding a fund's investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund's NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Dividends

JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Disruptive short term trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadvisor's ability to effectively manage a fund in accordance with its investment objective and policies), dilute the interest in a fund held for long-term investment or adversely affect a fund's performance ("Disruptive Short-Term Trading").

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund's holdings, and the time when that change is reflected in the NAV of the fund's shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a

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short-term trading policy that the insurance company reasonably believes is designed to deter disruptive short-term trading; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder unless such instructions are sent to the financial intermediary by regular U.S. mail.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadvisor's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

i.

Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;

ii.

Funds with significant investments in high yield securities that are infrequently traded; and

iii.

Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy regarding disclosure of fund portfolio holdings

A description of the funds' policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

XBRL filings

A fund's XBRL filings are located at http://www.johnhancock.com/XBRL/JHT.html.

Additional information about fund expenses

Each fund's annual operating expenses will likely vary throughout the period and from year to year. Each fund's expenses for the current fiscal year may be higher than the expenses listed in the fund's "Annual fund operating expenses" table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account that may use John Hancock Variable Insurance Trust ("JHVIT") as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHVIT as of December 31, 2015, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP, along with JHVIT's financial statements, as they appear in JHVIT's annual report, has been incorporated by reference into the SAI. Copies of JHVIT's annual report are available upon request.

Core Strategy Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]		Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Series I
12-31-2015	14.95	0.31	[3]	(0.34)	(0.03)	(0.31)	(0.52)	—	(0.83)	14.09	(0.11)	0.11	[4]	0.11	[4]	2.06	[3]	122		6
12-31-2014	14.48	0.29	[3]	0.60	0.89	(0.30)	(0.12)	—	(0.42)	14.95	6.11	0.11	[4]	0.11	[4]	1.92	[3]	135		5
12-31-2013	13.58	0.01	[3]	2.55	2.56	(0.08)	(1.58)	—	(1.66)	14.48	19.16	0.12	[4]	0.12	[4]	0.06	[3]	142		8	[5]
12-31-2012	12.40	0.43	[3]	1.12	1.55	(0.35)	(0.02)	—	(0.37)	13.58	12.53	0.13	[4]	0.13	[4]	3.21	[3]	—	[6]	110	[7]
12-31-2011	12.66	0.42	[3]	(0.39)	0.03	(0.29)	— [8]	—	(0.29)	12.40	0.21	0.12	[4]	0.11	[4]	3.34	[3]	—	[6]	8
Series II
12-31-2015	15.01	0.29	[3]	(0.36)	(0.07)	(0.28)	(0.52)	—	(0.80)	14.14	(0.37)	0.31	[4]	0.31	[4]	1.88	[3]	3,371		6
12-31-2014	14.54	0.26	[3]	0.60	0.86	(0.27)	(0.12)	—	(0.39)	15.01	5.91	0.31	[4]	0.31	[4]	1.75	[3]	3,658		5
12-31-2013	13.62	0.20	[3]	2.35	2.55	(0.05)	(1.58)	—	(1.63)	14.54	19.03	0.32	[4]	0.32	[4]	1.36	[3]	3,804		8	[5]
12-31-2012	12.44	0.32	[3]	1.21	1.53	(0.33)	(0.02)	—	(0.35)	13.62	12.27	0.33	[4]	0.33	[4]	2.36	[3]	688		110	[7]
12-31-2011	12.70	0.25	[3]	(0.25)	— [8]	(0.26)	— [8]	—	(0.26)	12.44	0.01	0.32	[4]	0.31	[4]	1.95	[3]	653		8
Series NAV
12-31-2015	14.96	0.33	[3]	(0.35)	(0.02)	(0.32)	(0.52)	—	(0.84)	14.10	(0.06)	0.06	[4]	0.06	[4]	2.21	[3]	156		6
12-31-2014	14.49	0.32	[3]	0.58	0.90	(0.31)	(0.12)	—	(0.43)	14.96	6.15	0.06	[4]	0.06	[4]	2.13	[3]	159		5
12-31-2013	13.58	0.28	[3]	2.30	2.58	(0.09)	(1.58)	—	(1.67)	14.49	19.28	0.07	[4]	0.07	[4]	1.91	[3]	133		8	[5]
12-31-2012	12.40	0.39	[3]	1.17	1.56	(0.36)	(0.02)	—	(0.38)	13.58	12.58	0.08	[4]	0.08	[4]	2.92	[3]	51		110	[7]
12-31-2011	12.67	0.35	[3]	(0.33)	0.02	(0.29)	— [8]	—	(0.29)	12.40	0.18	0.07	[4]	0.06	[4]	2.74	[3]	33		8

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4

Ratios do not include expense indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 0.59%, 0.53% – 0.59%, 0.50% – 0.64%, 0.49% – 0.59% and 0.48% – 0.50% based on the mix of underlying funds held by the portfolio for the periods ended 12-31-15, 12-31-14, 12-31-13, 12-31-12 and 12-31-11, respectively.

5	Excludes merger activity.
7	Increase in the portfolio turnover is directly attributed to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust.
8	Less than $0.005 per share.

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Lifestyle Balanced MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series II
12-31-2015	13.80	0.24	(0.57)	(0.33)	(0.24)	(1.05)	—	(1.29)	12.18	(2.39)	0.32	0.29	1.74	6,646	9
12-31-2014	13.63	0.25	0.30	0.55	(0.28)	(0.10)	—	(0.38)	13.80	4.03	0.31	0.30	1.80	7,970	20
12-31-2013	12.43	0.23	1.33	1.56	(0.25)	(0.11)	—	(0.36)	13.63	12.54	0.31	0.31	1.75	9,777	9
12-31-2012	11.36	0.20	1.13	1.33	(0.21)	(0.05)	—	(0.26)	12.43	11.70	0.31	0.31	1.62	9,828	32
12-31-2011	11.69	0.25	(0.20)	0.05	(0.26)	(0.12)	—	(0.38)	11.36	0.42	0.31	0.31	2.09	9,776	10
Series NAV
12-31-2015	13.89	0.28	(0.58)	(0.30)	(0.28)	(1.05)	—	(1.33)	12.26	(2.20)	0.07	0.04	2.06	1,192	9
12-31-2014	13.72	0.30	0.28	0.58	(0.31)	(0.10)	—	(0.41)	13.89	4.26	0.06	0.05	2.15	1,293	20
12-31-2013	12.50	0.28	1.33	1.61	(0.28)	(0.11)	—	(0.39)	13.72	12.90	0.06	0.06	2.07	1,344	9
12-31-2012	11.43	0.23	1.13	1.36	(0.24)	(0.05)	—	(0.29)	12.50	11.90	0.06	0.06	1.91	1,237	32
12-31-2011	11.76	0.28	(0.20)	0.08	(0.29)	(0.12)	—	(0.41)	11.43	0.67	0.06	0.06	2.39	1,168	10

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, and 0.48% – 1.10% for the years ended 12-31-15, 12-31-14, 12-31-13, 12-31-12, and12-31-11, respectively.

Lifestyle Conservative MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series II
12-31-2015	12.05	0.25	(0.27)	(0.02)	(0.26)	(0.70)	—	(0.96)	11.07	(0.15)	0.32	0.29	2.13	1,344	11
12-31-2014	12.51	0.29	0.32	0.61	(0.31)	(0.76)	—	(1.07)	12.05	4.84	0.32	0.30	2.25	1,583	33
12-31-2013	12.89	0.26	0.22	0.48	(0.33)	(0.53)	—	(0.86)	12.51	3.69	0.31	0.31	1.99	2,014	5
12-31-2012	12.50	0.30	0.73	1.03	(0.30)	(0.34)	—	(0.64)	12.89	8.27	0.31	0.31	2.29	2,613	22
12-31-2011	12.51	0.39	0.12	0.51	(0.39)	(0.13)	—	(0.52)	12.50	4.04	0.31	0.31	3.05	2,525	17
Series NAV
12-31-2015	12.14	0.30	(0.28)	0.02	(0.29)	(0.70)	—	(0.99)	11.17	0.18	0.07	0.04	2.45	48	11
12-31-2014	12.61	0.35	0.28	0.63	(0.34)	(0.76)	—	(1.10)	12.14	4.97	0.07	0.05	2.71	50	33
12-31-2013	12.98	0.33	0.19	0.52	(0.36)	(0.53)	—	(0.89)	12.61	4.00	0.06	0.06	2.50	48	5
12-31-2012	12.58	0.36	0.71	1.07	(0.33)	(0.34)	—	(0.67)	12.98	8.55	0.06	0.06	2.77	50	22
12-31-2011	12.59	0.46	0.08	0.54	(0.42)	(0.13)	—	(0.55)	12.58	4.27	0.06	0.06	3.57	34	17

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% – 1.09%, 0.52% – 1.09%, 0.50% – 1.10%, 0.49% – 1.10%, and 0.48% – 1.10% for the years ended 12-31-15, 12-31-14, 12-31-13, 12-31-12, and12-31-11, respectively.

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Lifestyle Growth MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series II
12-31-2015	14.10	0.20	(0.88)	(0.68)	(0.21)	(0.07)	—	(0.28)	13.14	(4.81)	0.32	0.30	1.43	9,102	9
12-31-2014	14.19	0.21	0.08	0.29	(0.23)	(0.15)	—	(0.38)	14.10	2.04	0.32	0.30	1.47	11,165	18
12-31-2013	12.18	0.20	2.12	2.32	(0.21)	(0.10)	—	(0.31)	14.19	19.09	0.31	0.31	1.50	14,027	11
12-31-2012	10.90	0.15	1.33	1.48	(0.16)	(0.04)	—	(0.20)	12.18	13.59	0.31	0.31	1.27	12,818	39	[5]
12-31-2011	11.40	0.19	(0.39)	(0.20)	(0.20)	(0.10)	—	(0.30)	10.90	(1.80)	0.31	0.31	1.66	12,007	9	[5]
Series NAV
12-31-2015	14.15	0.25	(0.89)	(0.64)	(0.25)	(0.07)	—	(0.32)	13.19	(4.55)	0.07	0.05	1.79	673	9
12-31-2014	14.24	0.27	0.06	0.33	(0.27)	(0.15)	—	(0.42)	14.15	2.28	0.07	0.05	1.86	703	18
12-31-2013	12.22	0.25	2.11	2.36	(0.24)	(0.10)	—	(0.34)	14.24	19.38	0.06	0.06	1.87	670	11
12-31-2012	10.93	0.19	1.33	1.52	(0.19)	(0.04)	—	(0.23)	12.22	13.91	0.06	0.06	1.58	521	39	[5]
12-31-2011	11.43	0.24	(0.42)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.93	(1.55)	0.06	0.06	2.05	435	9	[5]

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds help by the portfolio. The range of expense ratios from the underlying funds held by the portfolio was as follows: 0.53% - 1.09%, 0.52% - 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, and 0.48% - 1.10% for the periods ended 12-31-15, 12-31-14, 12-31-13, 12-31-12, and 12-31-11, respectively.

5	Excludes merger activity.

Lifestyle Moderate MVP

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1,2]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[1]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series II
12-31-2015	13.23	0.24	(0.39)	(0.15)	(0.25)	(1.18)	—	(1.43)	11.65	(1.12)	0.32	0.29	1.88	2,131	10
12-31-2014	13.62	0.27	0.37	0.64	(0.29)	(0.74)	—	(1.03)	13.23	4.68	0.32	0.30	1.98	2,513	26
12-31-2013	12.73	0.25	1.02	1.27	(0.27)	(0.11)	—	(0.38)	13.62	9.97	0.31	0.31	1.89	3,037	7
12-31-2012	11.79	0.23	1.00	1.23	(0.24)	(0.05)	—	(0.29)	12.73	10.50	0.31	0.31	1.86	3,157	26
12-31-2011	11.96	0.29	(0.03)	0.26	(0.31)	(0.12)	—	(0.43)	11.79	2.13	0.31	0.31	2.42	3,116	12
Series NAV
12-31-2015	13.31	0.29	(0.41)	(0.12)	(0.28)	(1.18)	—	(1.46)	11.73	(0.86)	0.07	0.04	2.20	112	10
12-31-2014	13.69	0.34	0.35	0.69	(0.33)	(0.74)	—	(1.07)	13.31	4.99	0.07	0.05	2.46	115	26
12-31-2013	12.79	0.30	1.02	1.32	(0.31)	(0.11)	—	(0.42)	13.69	10.27	0.06	0.06	2.23	102	7
12-31-2012	11.85	0.28	0.98	1.26	(0.27)	(0.05)	—	(0.32)	12.79	10.71	0.06	0.06	2.23	91	26
12-31-2011	12.02	0.38	(0.09)	0.29	(0.34)	(0.12)	—	(0.46)	11.85	2.38	0.06	0.06	3.07	75	12

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4

Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.09%, 0.52% - 1.09%, 0.50% - 1.10%, 0.49% - 1.10%, and 0.48% - 1.10% for the periods ended 12-31-15, 12-31-14 12-31-13, 12-31-12, and 12-31-11, respectively.

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Total Bond Market Trust B

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Series II
12-31-2015	10.38	0.24	(0.23)	0.01	(0.27)	—	—	(0.27)	10.12	0.05	0.76		0.50		2.33		68	67
12-31-2014	10.10	0.27	0.32	0.59	(0.31)	—	—	(0.31)	10.38	5.90	0.76		0.50		2.56		69	64
12-31-2013	10.73	0.25	(0.54)	(0.29)	(0.34)	—	—	(0.34)	10.10	(2.77)	0.74		0.50		2.33		79	62
12-31-2012[3]	10.82	0.01	(0.02)	(0.01)	(0.08)	—	—	(0.08)	10.73	(0.11)[4]	0.76	[5]	0.50	[5]	0.42	[5]	145	29	[6,7]
Series NAV
12-31-2015	10.36	0.27	(0.24)	0.03	(0.29)	—	—	(0.29)	10.10	0.30	0.51		0.25		2.58		266	67
12-31-2014	10.09	0.29	0.32	0.61	(0.34)	—	—	(0.34)	10.36	6.06	0.51		0.25		2.82		284	64
12-31-2013	10.71	0.27	(0.53)	(0.26)	(0.36)	—	—	(0.36)	10.09	(2.44)	0.49		0.25		2.60		286	62
12-31-2012	10.46	0.34	0.09	0.43	(0.18)	—	—	(0.18)	10.71	4.08	0.52		0.25		3.16		297	29	[6]
12-31-2011	10.15	0.40	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	0.53		0.25		3.87		162	21

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	The inception date for Series II shares is 11-5-12.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.
7	Portfolio turnover is shown for the period from 1-1-12 to 12-31-12.

Ultra Short Term Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net assetvalue, beginning of period($)	Net investment income (loss) ($)[1]	Net real-ized and unrealized gain (loss) on invest-ments ($)	Total from investment oper-ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series II
12-31-2015	11.79	(0.01)	(0.01)	(0.02)	(0.13)	—	—	(0.13)	11.64	(0.15)	0.86		0.85	(0.07)	235	86
12-31-2014	11.98	(0.02)	(0.02)	(0.04)	(0.15)	—	—	(0.15)	11.79	(0.30)	0.86		0.85	(0.14)	214	69
12-31-2013	12.13	(0.01)	(0.02)	(0.03)	(0.12)	—	—	(0.12)	11.98	(0.27)	0.87		0.87	(0.08)	202	135
12-31-2012	12.20	0.02	0.03	0.05	(0.12)	—	—	(0.12)	12.13	0.37	0.90		0.89	0.15	127	196
12-31-2011	12.36	0.04	(0.05)	(0.01)	(0.15)	—	—	(0.15)	12.20	(0.08)	0.92	[4,5]	0.92	0.29	131	171
Series NAV
12-31-2015	11.80	0.02	(0.02)	— [3]	(0.16)	—	—	(0.16)	11.64	0.01	0.61		0.60	0.18	14	86
12-31-2014	11.98	0.01	(0.01)	— [3]	(0.18)	—	—	(0.18)	11.80	0.03	0.61		0.60	0.12	14	69
12-31-2013	12.13	0.02	(0.02)	— [3]	(0.15)	—	—	(0.15)	11.98	(0.02)	0.62		0.62	0.17	9	135
12-31-2012	12.19	0.05	0.03	0.08	(0.14)	—	—	(0.14)	12.13	0.66	0.65		0.64	0.39	4	196
12-31-2011	12.36	0.06	(0.05)	0.01	(0.18)	—	—	(0.18)	12.19	0.09	0.67	[4,5]	0.67	0.53	3	171

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.
4	Includes the impact of expense recapture which amounted to 0.03% of average net assets.
5	Expense ratio has been revised to conform with current year presentation of expense recapture and net expense reductions.

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Appendix A
Schedule of Management Fees

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadvisor as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadvisor, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint
Core Strategy Trust

The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III ("Affiliated Funds Assets")* and (b) a fee on assets not invested in Affiliated Funds ("Other Assets"). *The following JHVIT funds are not included in Affiliated Funds Assets: 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Funds Assets of the fund:

	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:

	0.500%	— first $500 million; and
	0.490%	—excess over $500 million.
Lifestyle Balanced MVP Lifestyle Conservative MVP Lifestyle Growth MVP Lifestyle Moderate MVP (Together with Lifestyle Aggressive MVP, the "JHVIT Lifestyle MVPs")

The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III ("Affiliated Funds Assets")* and (b) a fee on assets not invested in Affiliated Funds ("Other Assets"). *The following JHVIT funds are not included in Affiliated Funds Assets: 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B. (a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle MVPs, the JHVIT Lifestyle PS Series and the Lifestyle Portfolios and Lifestyle II Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Funds Assets of the fund.

	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle MVPs, the JHVIT Lifestyle PS Series and the Lifestyle Portfolios and Lifestyle II Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.
Total Bond Market Trust B	0.470%	— first $1.5 billion; and
	0.460%	— excess over $1.5 billion.
Ultra Short Term Bond Trust	0.550%	— first $250 million; and
	0.530%	— excess over $250 million.

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For more information

The following documents are available, which offer further information on JHVIT:

Annual/semiannual report to shareholders

Includes financial statements, a discussion of the market conditions, each fund's performance for the most recent fiscal period end, and investment strategies that significantly affected performance, as well as the auditor's report (in the annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHVIT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Variable Insurance Trust
601 Congress Street
Boston, MA 02210-2805

By phone: 800-344-1029

On the internet: johnhancock.com

Or you may obtain these documents and other information about the Funds from the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-1520

In person: at the SEC's Public Reference Room in Washington, DC

For access to the Reference Room, call 202-551-8090.

1940 Act File No. 811-04146

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